Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value Narrative (Details) - CAD ($) $ in Billions	Jun. 30, 2025	Dec. 31, 2024
Carrying value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 33.3	$ 33.4
Estimated fair value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 31.4	$ 31.3